UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Quality Preferred Income Fund 3 (JHP)
April 30, 2014

Shares	Description (1)	Coupon	Ratings (2)		Value
	LONG-TERM INVESTMENTS - 136.8% (99.1% of Total Investments)
	CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.1% of Total Investments)
	Banks - 0.1%
1,512	KeyCorp	7.750%	BBB-		$ 195,804
	Total Convertible Preferred Securities (cost $149,715)				195,804

Shares	Description (1)	Coupon	Ratings (2)		Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 51.3% (37.2% of Total Investments)
	Banks - 8.6%
12,300	AgriBank FCB, (3)	6.875%	A-		$ 1,281,506
2,348	Banco Santander Finance	10.500%	BB		61,471
54,185	Citigroup Capital XIII	7.875%	BBB-		1,477,083
20,000	Citigroup Inc.	7.125%	BB+		543,000
40,553	Citigroup Inc.	6.875%	BB+		1,088,037
35,000	Citigroup Inc.	5.800%	BB+		821,450
19,300	City National Corporation	5.500%	BBB-		432,706
59,100	Countrywide Capital Trust IV	6.750%	BB+		1,510,005
12,000	FirstMerit Corporation	5.875%	BBB-		288,600
59,300	General Electric Capital Corporation, (4)	4.875%	AA+		1,422,014
29,626	General Electric Capital Corporation	4.875%	AA+		714,579
21,000	General Electric Capital Corporation	4.700%	AA+		478,590
25,000	HSBC Holdings PLC	8.000%	BBB+		675,000
48,500	JPMorgan Chase & Company, (5)	6.700%	BBB		1,229,960
7,600	Merrill Lynch Capital Trust I	6.450%	BB+		193,040
3,300	Merrill Lynch Capital Trust II	6.450%	BB+		83,886
13,420	Merrill Lynch Capital Trust III	7.375%	BB+		345,162
211,700	PNC Financial Services	6.125%	BBB		5,686,262
52,500	Royal Bank of Scotland Group PLC	5.750%	BB		1,167,600
	Total Banks				19,499,951
	Capital Markets - 5.6%
35,900	Affiliated Managers Group Inc.	5.250%	BBB		925,861
57,677	Ameriprise Financial, Inc.	7.750%	A		1,477,108
306,782	Deutsche Bank Capital Funding Trust II	6.550%	BBB-		8,068,367
12,200	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	Baa3		300,608
33,600	Goldman Sachs Group, Inc.	5.500%	BB+		793,968
9,400	Morgan Stanley Capital Trust VI	6.600%	BB+		237,350
9,600	State Street Corporation, (5)	5.900%	BBB+		249,216
22,100	State Street Corporation	5.250%	BBB+		520,455
	Total Capital Markets				12,572,933
	Consumer Finance - 1.3%
1,100	Capital One Financial Corporation	6.000%	BB+		26,411
20,000	HSBC USA Inc.	6.500%	BBB+		509,800
97,300	HSBC USA Inc.	4.500%	BBB+		2,445,149
	Total Consumer Finance				2,981,360
	Diversified Financial Services - 2.8%
239,500	ING Groep N.V	7.050%	BBB-		6,164,730
10,000	ING Groep N.V	6.125%	BBB-		251,500
	Total Diversified Financial Services				6,416,230
	Diversified Telecommunication Services - 2.6%
26,800	Qwest Corporation	7.500%	BBB-		715,024
26,699	Qwest Corporation	7.375%	BBB-		713,130
72,881	Qwest Corporation	7.000%	BBB-		1,905,109
22,500	Qwest Corporation	7.000%	BBB-		582,075
30,900	Qwest Corporation	6.125%	BBB-		709,464
49,600	Verizon Communications Inc.	5.900%	A-		1,243,472
	Total Diversified Telecommunication Services				5,868,274
	Electric Utilities - 3.6%
40,000	Alabama Power Company, (3)	6.450%	A3		1,055,000
10,000	Entergy Arkansas Inc.	5.750%	A-		256,500
10,000	Entergy Louisiana LLC	5.250%	A2		245,100
17,600	Entergy Louisiana LLC	4.700%	A2		383,504
76,488	Entergy Texas Inc.	7.875%	A-		1,951,209
27,800	Interstate Power and Light Company	5.100%	BBB		671,092
25,000	NextEra Energy Inc.	5.700%	BBB		615,500
106,671	NextEra Energy Inc.	5.625%	BBB		2,578,238
12,000	NextEra Energy Inc.	5.125%	BBB		267,480
1,227	PPL Capital Funding, Inc.	5.900%	BB+		29,571
	Total Electric Utilities				8,053,194
	Food Products - 0.5%
10,400	Dairy Farmers of America Inc., 144A, (3)	7.875%	BBB-		1,124,176
	Insurance - 13.2%
319,390	Aegon N.V	6.375%	Baa1		8,262,619
94,822	Aflac Inc.	5.500%	Baa1		2,296,589
71,000	Allstate Corporation	5.100%	Baa1		1,783,520
36,700	Arch Capital Group Limited	6.750%	BBB		942,823
11,500	Aspen Insurance Holdings Limited	7.250%	BBB-		304,980
52,100	Aspen Insurance Holdings Limited	5.950%	BBB-		1,315,004
47,000	Axis Capital Holdings Limited	6.875%	BBB		1,214,010
101,174	Axis Capital Holdings Limited	5.500%	BBB		2,188,394
90,100	Delphi Financial Group, Inc., (3)	7.376%	BBB-		2,213,081
84,800	Hartford Financial Services Group Inc.	7.875%	BB+		2,536,368
3,845	PartnerRe Limited	7.250%	BBB+		103,853
36,506	PartnerRe Limited	5.875%	BBB+		859,351
63,344	Prudential PLC	6.750%	A-		1,627,307
32,000	Reinsurance Group of America Inc.	6.200%	BBB		867,200
83,739	RenaissanceRe Holdings Limited	5.375%	BBB+		1,825,510
26,026	Torchmark Corporation	5.875%	BBB+		636,596
35,626	W.R. Berkley Corporation	5.625%	BBB-		803,366
	Total Insurance				29,780,571
	Machinery - 0.9%
83,100	Stanley Black and Decker Inc.	5.750%	BBB+		2,063,373
	Media - 0.1%
13,900	Comcast Corporation	5.000%	A-		345,137
	Multi-Utilities - 1.3%
93,898	Dominion Resources Inc.	8.375%	BBB		2,394,399
21,400	DTE Energy Company	5.250%	Baa1		498,620
	Total Multi-Utilities				2,893,019
	Municipal - 0.6%
26,500	HSBC USA Inc.	2.858%	BBB+		1,285,515
	Real Estate Investment Trust - 7.5%
50,000	DDR Corporation	6.250%	Baa3		1,178,500
1,000	Digital Realty Trust Inc.	7.375%	Baa3		25,400
11,019	Digital Realty Trust Inc.	5.875%	Baa3		242,859
54,287	Hospitality Properties Trust	7.125%	Baa3		1,400,605
31,800	Kimco Realty Corporation	5.625%	Baa2		716,136
10,000	PS Business Parks, Inc.	6.875%	Baa2		256,110
73,699	PS Business Parks, Inc.	6.000%	Baa2		1,764,354
8,000	Public Storage, Inc.	5.750%	A		192,880
99,300	Public Storage, Inc.	5.200%	A3		2,180,628
18,600	Public Storage, Inc.	5.200%	A		409,200
117,100	Realty Income Corporation	6.625%	Baa2		3,017,667
9,922	Ventas Realty LP	5.450%	BBB+		242,692
153,858	Vornado Realty LP	7.875%	BBB		3,977,229
57,400	Vornado Realty Trust	5.700%	BBB-		1,358,084
	Total Real Estate Investment Trust				16,962,344
	U.S. Agency - 1.4%
20,200	Cobank Agricultural Credit Bank, (3)	11.000%	A-		1,060,500
20,000	Farm Credit Bank of Texas, 144A, (3)	6.750%	Baa1		2,059,377
	Total U.S. Agency				3,119,877
	Wireless Telecommunication Services - 1.3%
70,400	Telephone and Data Systems Inc.	7.000%	Baa3		1,803,648
31,000	Telephone and Data Systems Inc.	6.875%	Baa2		780,890
12,791	United States Cellular Corporation	6.950%	Baa3		324,508
	Total Wireless Telecommunication Services				2,909,046
	Total $25 Par (or similar) Retail Preferred (cost $112,096,730)				115,875,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS - 6.3% (4.6% of Total Investments)
	Banks - 2.5%
$ 250	Den Norske Bank	0.500%	N/A (6)	Baa3	$ 168,750
250	Den Norske Bank	0.480%	N/A (6)	Baa3	168,750
5,000	JPMorgan Chase & Company	6.750%	N/A (6)	BBB	5,300,000
5,500	Total Banks				5,637,500
	Capital Markets - 1.9%
1,700	Credit Suisse Group AG, 144A	6.500%	8/08/23	BBB+	1,897,693
910	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	1,032,850
1,795	State Street Capital Trust IV	1.231%	6/15/37	A3	1,494,338
4,405	Total Capital Markets				4,424,881
	Construction & Engineering - 0.5%
1,000	Hutchison Whampoa International 12 Limited, 144A	6.000%	N/A (6)	BBB	1,077,500
	Insurance - 1.1%
700	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	881,867
1,450	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB	1,593,666
2,150	Total Insurance				2,475,533
	Oil, Gas & Consumable Fuels - 0.3%
700	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	661,500
$ 13,755	Total Corporate Bonds (cost $13,375,471)				14,276,914

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 77.6% (56.2% of Total Investments)
	Banks - 32.7%
2,200	Abbey National Capital Trust I	8.963%	N/A (6)	BBB-	$ 2,794,000
1,400	Barclays Bank PLC, 144A	7.434%	N/A (6)	BBB-	1,564,500
2,100	Barclays Bank PLC, 144A	6.860%	N/A (6)	BBB-	2,247,000
1,000	Barclays Bank PLC	6.278%	N/A (6)	BBB-	1,012,519
2,800	Barclays PLC	8.250%	N/A (6)	BB+	2,982,000
500	Citigroup Capital III	7.625%	12/01/36	BBB-	599,677
1,000	Citigroup Inc.	5.950%	N/A (6)	BB+	988,750
500	Credit Agricole SA, 144A	7.875%	N/A (6)	BB+	537,950
1,000	First Empire Capital Trust I	8.234%	2/01/27	BBB	1,017,505
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	BBB+	10,417,018
500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	470,000
1,600	General Electric Capital Corporation	6.250%	N/A (6)	AA-	1,738,000
4,500	General Electric Capital Corporation	7.125%	N/A (6)	AA-	5,175,000
2,400	Groupe BCPE	2.990%	N/A (6)	BBB-	2,160,000
3,300	HBOS Capital Funding LP, 144A	6.071%	N/A (6)	BB+	3,300,000
1,500	HSBC Bank PLC	0.688%	N/A (6)	A-	1,027,500
1,500	HSBC Bank PLC	0.600%	N/A (6)	A-	1,031,250
1,300	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (6)	BBB+	1,898,000
1,500	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	1,556,250
800	JPMorgan Chase & Company	5.150%	N/A (6)	BBB	757,000
1,800	JPMorgan Chase Capital XXIII	1.224%	5/15/47	BBB	1,404,000
2,500	Lloyd’s Banking Group PLC, 144A	6.413%	N/A (6)	BB+	2,631,250
600	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (6)	BB+	639,000
1,100	M&T Bank Corporation	6.375%	N/A (6)	BBB	1,130,938
4,500	M&T Bank Corporation	6.875%	N/A (6)	BBB	4,526,199
2,700	National Australia Bank	8.000%	N/A (6)	BBB+	3,010,500
1,900	Nordea Bank AB, Reg S	8.375%	N/A (6)	BBB+	1,995,950
2,000	PNC Financial Services Inc.	6.750%	N/A (6)	BBB	2,205,000
500	Societe Generale, 144A	7.875%	N/A (6)	BB+	522,700
1,200	Societe Generale, 144A	0.980%	N/A (6)	BBB-	1,020,000
300	Societe Generale, Reg S	7.875%	N/A (6)	BB+	313,620
4,128	Societe Generale, Reg S	8.750%	N/A (6)	BBB-	4,342,656
4,800	Standard Chartered PLC, 144A	7.014%	N/A (6)	BBB+	5,232,000
1,500	Wells Fargo & Company	7.980%	N/A (6)	BBB+	1,702,500
	Total Banks				73,950,232
	Capital Markets - 7.6%
2,100	Charles Schwab Corporation	7.000%	N/A (6)	BBB+	2,426,235
2,200	Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB+	2,389,750
1,700	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	1,855,125
250	Goldman Sachs Group Inc.	5.700%	N/A (6)	BB+	255,313
6,984	Goldman Sachs Group, Inc.	6.345%	2/15/34	Baa3	7,384,672
800	Macquarie PMI LLC	8.375%	N/A (6)	BB+	848,000
2,000	Morgan Stanley	5.450%	N/A (6)	BB+	2,017,500
	Total Capital Markets				17,176,595
	Diversified Financial Services - 2.7%
2,700	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	BBB+	2,736,936
500	ING US Inc.	5.650%	5/15/53	Ba1	499,950
2,200	Rabobank Nederland, 144A	11.000%	N/A (6)	A-	2,931,500
	Total Diversified Financial Services				6,168,386
	Electric Utilities - 1.2%
2,200	Electricite de France, 144A	5.250%	N/A (6)	A3	2,245,100
450	FPL Group Capital Inc.	6.650%	6/15/67	BBB	452,813
	Total Electric Utilities				2,697,913
	Industrial Conglomerates - 0.4%
900	General Electric Capital Trust I	6.375%	11/15/67	AA-	996,750
	Insurance - 25.2%
400	Ace Capital Trust II	9.700%	4/01/30	A-	587,490
800	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	1,054,574
3,200	American International Group, Inc.	8.175%	5/15/58	BBB	4,280,000
4,300	AXA SA, 144A	6.379%	N/A (6)	Baa1	4,611,750
1,200	AXA SA	8.600%	12/15/30	A3	1,554,000
3,200	Catlin Insurance Company Limited, 144A	7.249%	N/A (6)	BBB+	3,296,000
1,250	Dai-Ichi Mutual Life, 144A	7.250%	N/A (6)	A3	1,462,500
2,325	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	2,301,750
1,850	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A-	1,914,750
800	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	910,000
3,200	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	3,888,000
5,500	National Financial Services Inc.	6.750%	5/15/37	Baa2	5,610,000
818	Oil Insurance Limited, 144A	3.216%	N/A (6)	Baa1	769,551
305	Prudential Financial Inc.	8.875%	6/15/38	BBB+	372,863
1,200	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,263,000
4,100	Prudential Financial Inc.	5.625%	6/15/43	BBB+	4,233,250
3,800	Prudential PLC, Reg S	6.500%	N/A (6)	A-	3,838,000
5,800	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	6,220,500
4,000	Sompo Japan Insurance	5.325%	3/28/73	A-	4,280,000
1,000	Sumitomo Life Insurance Company, 144A	6.500%	9/20/73	BBB+	1,152,500
900	White Mountains Insurance Group, 144A	7.506%	N/A (6)	BB+	948,084
2,154	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	2,310,165
	Total Insurance				56,858,727
	Machinery - 0.4%
850	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	919,063
	Multi-Utilities - 0.6%
500	Dominion Resources Inc.	7.500%	6/30/66	BBB	542,500
900	Dominion Resources Inc.	2.534%	9/30/66	BBB	831,349
	Total Multi-Utilities				1,373,849
	Road & Rail - 1.6%
3,185	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	3,519,425
	Specialty Retail - 1.2%
300	Swiss Re Capital I, Reg S	6.854%	N/A (6)	A	321,000
2,200	Swiss Re Capital I, 144A	6.854%	N/A (6)	A	2,354,000
	Total Specialty Retail				2,675,000
	Wireless Telecommunication Services - 4.0%
7,260	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB-	9,022,816
	Total $1,000 Par (or similar) Institutional Preferred (cost $158,014,233)				175,358,756

Shares	Description (1), (7)				Value
	INVESTMENT COMPANIES - 1.5% (1.0% of Total Investments)
137,958	Blackrock Credit Allocation Income Trust IV				$ 1,887,265
75,864	John Hancock Preferred Income Fund III				1,357,207
	Total Investment Companies (cost $4,631,955)				3,244,472
	Total Long-Term Investments (cost $288,268,104)				308,950,946

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 1.2% (0.9% of Total Investments)
$ 2,816	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $2,816,485, collateralized by $3,015,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $2,875,556	0.000%	5/01/14		$ 2,816,485
	Total Short-Term Investments (cost $2,816,485)				2,816,485
	Total Investments (cost $291,084,589) - 138.0%				311,767,431
	Borrowings - (39.4)% (8), (9)				(89,000,000)
	Other Assets Less Liabilities - 1.4% (10)				3,104,461
	Net Assets Applicable to Common Shares - 100%				$ 225,871,892

Investments in Derivatives as of April 30, 2014

Interest Rate Swaps outstanding:

Fund	Fixed Rate	Unrealized
Notional	Pay/Receive	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation) (10)
JPMorgan	$ 25,638,000	Receive	1-Month USD-LIBOR	1.255%	Monthly	12/01/14	12/01/18	$ 486,148
JPMorgan	25,638,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	923,523
Morgan Stanley	14,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(467,065)
$ 66,001,000	$ 942,606

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$195,804	$—	$—	$195,804
$25 Par (or similar) Retail Preferred	107,081,360	8,793,640	—	115,875,000
Corporate Bonds	—	14,276,914	—	14,276,914
$1,000 Par (or similar) Institutional Preferred	—	175,358,756	—	175,358,756
Investment Companies	3,244,472	—	—	3,244,472
Short-Term Investments:
Repurchase Agreements	—	2,816,485	—	2,816,485
Investments in Derivatives:
Interest Rate Swaps*	—	942,606	—	942,606
Total	$110,521,636	$202,188,401	$—	$312,710,037

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments (excluding investments in derivatives) was $291,536,766.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation	$ 23,927,615
Depreciation	(3,696,950)

Net unrealized appreciation (depreciation) of investments	$ 20,230,665

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(6)	Perpetual security. Maturity date is not applicable.

(7)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	Borrowings as a percentage of Total Investments is 28.5%.

(9)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $189,007,759 have been pledged as collateral for Borrowings.

(10)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

N/A	Not applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PPLUS	PreferredPlus Trust.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR	United States Dollar - London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 27, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 27, 2014